First Trust Preferred Securities and Income Fund
Portfolio of Investments
July 31, 2019 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES – 17.1%
	Banks – 4.4%
9,092	Banco Santander S.A., Series 6, 3 Mo. LIBOR + 0.52% (a)	4.00%	(b)	$208,389
25,034	Bank of America Corp., Series HH	5.88%	(b)	673,164
30,000	Citigroup Capital XIII, 3 Mo. LIBOR + 6.37% (a)	8.64%	10/30/40	816,000
30,000	Citigroup, Inc., Series K (c)	6.88%	(b)	855,000
30,000	Citizens Financial Group, Series D (c)	6.35%	(b)	827,400
115,000	GMAC Capital Trust I, Series 2, 3 Mo. LIBOR + 5.79% (a)	8.30%	02/15/40	3,031,400
54,440	MB Financial, Inc., Series C	6.00%	(b)	1,438,305
36,673	People’s United Financial, Inc., Series A (c)	5.63%	(b)	987,237
42,300	Synovus Financial Corp., Series E (c)	5.88%	(b)	1,093,032
36,120	Valley National Bancorp, Series B (c)	5.50%	(b)	940,204
29,221	Wintrust Financial Corp., Series D (c) (d)	6.50%	(b)	836,305
				11,706,436
	Capital Markets – 0.5%
14,689	Affiliated Managers Group, Inc.	5.88%	03/30/59	388,818
25,339	Apollo Global Management, LLC, Series B	6.38%	(b)	680,352
12,216	Oaktree Capital Group LLC, Series B	6.55%	(b)	327,511
				1,396,681
	Diversified Financial Services – 0.4%
42,316	National Rural Utilities Cooperative Finance Corp.	5.50%	05/15/64	1,159,458
	Diversified Telecommunication Services – 0.0%
5,258	Qwest Corp.	6.63%	09/15/55	134,868
	Equity Real Estate Investment Trusts – 2.4%
49,976	Colony Capital, Inc., Series E	8.75%	(b)	1,288,881
37,305	Colony Capital, Inc., Series H	7.13%	(b)	871,072
26,626	Digital Realty Trust, Inc., Series K	5.85%	(b)	703,193
25,000	Farmland Partners, Inc., Series B, steps up 10/01/24 to 10.00% (e)	6.00%	(b)	599,750
23,390	Global Net Lease, Inc., Series A	7.25%	(b)	598,784
15,000	Urstadt Biddle Properties, Inc., Series H	6.25%	(b)	404,250
70,344	VEREIT, Inc., Series F	6.70%	(b)	1,802,213
				6,268,143
	Food Products – 1.0%
93,791	CHS, Inc., Series 2 (c)	7.10%	(b)	2,535,171
726	CHS, Inc., Series 3 (c)	6.75%	(b)	19,101
5,676	CHS, Inc., Series 4	7.50%	(b)	155,409
				2,709,681
	Gas Utilities – 0.1%
8,697	Spire, Inc., Series A	5.90%	(b)	240,211
	Insurance – 2.9%
4,822	AmTrust Financial Services, Inc.	7.25%	06/15/55	93,740
5,383	AmTrust Financial Services, Inc.	7.50%	09/15/55	105,507
50,000	Aspen Insurance Holdings Ltd. (c)	5.95%	(b)	1,364,000
84,031	Athene Holding Ltd., Series A (c)	6.35%	(b)	2,295,727
69,176	Delphi Financial Group, Inc., 3 Mo. LIBOR + 3.19% (a)	5.71%	05/15/37	1,556,460
52,753	Enstar Group Ltd., Series D (c)	7.00%	(b)	1,397,427
14,443	National General Holdings Corp.	7.63%	09/15/55	384,761
25,700	Phoenix Cos. (The), Inc.	7.45%	01/15/32	427,819
				7,625,441
	Mortgage Real Estate Investment Trusts – 1.5%
25,000	AGNC Investment Corp., Series C (c)	7.00%	(b)	645,500

First Trust Preferred Securities and Income Fund
Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES (Continued)
	Mortgage Real Estate Investment Trusts (Continued)
47,332	Annaly Capital Management, Inc., Series F (c)	6.95%	(b)	$1,217,379
13,200	Invesco Mortgage Capital, Inc., Series B (c)	7.75%	(b)	356,796
15,000	Invesco Mortgage Capital, Inc., Series C (c)	7.50%	(b)	388,200
23,000	Two Harbors Investment Corp., Series B (c)	7.63%	(b)	595,700
26,782	Two Harbors Investment Corp., Series C (c)	7.25%	(b)	674,906
				3,878,481
	Multi-Utilities – 2.3%
39,206	Algonquin Power & Utilities Corp. (c)	6.88%	10/17/78	1,084,438
60,000	Algonquin Power & Utilities Corp., Series 19-A (c)	6.20%	07/01/79	1,608,000
15,524	CMS Energy Corp.	5.88%	10/15/78	428,152
57,844	Integrys Holding, Inc. (c)	6.00%	08/01/73	1,535,758
30,000	Just Energy Group, Inc., Series A (c)	8.50%	(b)	702,000
24,000	NiSource, Inc., Series B (c)	6.50%	(b)	659,040
				6,017,388
	Oil, Gas & Consumable Fuels – 0.9%
17,738	Enbridge, Inc., Series B (c)	6.38%	04/15/78	475,201
965	Energy Transfer Operating L.P., Series C (c)	7.38%	(b)	23,450
4,580	Energy Transfer Operating L.P., Series D (c)	7.63%	(b)	112,347
77,224	Energy Transfer Operating L.P., Series E (c)	7.60%	(b)	1,920,561
				2,531,559
	Thrifts & Mortgage Finance – 0.2%
19,735	New York Community Bancorp, Inc., Series A (c)	6.38%	(b)	551,593
	Trading Companies & Distributors – 0.5%
48,229	Air Lease Corp., Series A (c)	6.15%	(b)	1,297,842
	Total $25 Par Preferred Securities			45,517,782
	(Cost $44,006,804)
$100 PAR PREFERRED SECURITIES – 3.2%
	Banks – 3.2%
9,400	AgriBank FCB (c)	6.88%	(b)	1,016,375
32,500	CoBank ACB, Series F (c)	6.25%	(b)	3,445,000
27,000	CoBank ACB, Series G	6.13%	(b)	2,781,000
10,500	Farm Credit Bank of Texas (c) (f)	6.75%	(b)	1,131,375
				8,373,750
	Consumer Finance – 0.0%
1,942	SLM Corp., Series B, 3 Mo. LIBOR + 1.70% (a)	4.11%	(b)	112,792
	Total $100 Par Preferred Securities			8,486,542
	(Cost $8,049,054)
$1,000 PAR PREFERRED SECURITIES – 2.3%
	Banks – 1.9%
443	CoBank ACB, 3 Mo. LIBOR + 1.18% (a) (g)	3.52%	(b)	295,702
4,500	Farm Credit Bank of Texas, Series 1	10.00%	(b)	4,910,625
				5,206,327
	Diversified Financial Services – 0.2%
500	Compeer Financial ACA (c) (f)	6.75%	(b)	520,000

First Trust Preferred Securities and Income Fund
Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$1,000 PAR PREFERRED SECURITIES (Continued)
	Oil, Gas & Consumable Fuels – 0.2%
500	Kinder Morgan GP, Inc., 3 Mo. LIBOR + 3.90% (a) (g)	6.42%	08/18/57	$439,453
	Total $1,000 Par Preferred Securities			6,165,780
	(Cost $6,836,817)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES – 74.7%
	Banks – 38.4%
$1,600,000	Australia & New Zealand Banking Group Ltd. (c) (f) (h)	6.75%	(b)	1,765,368
1,000,000	Banco Mercantil del Norte S.A. (c) (f) (h)	6.75%	(b)	1,000,000
600,000	Banco Mercantil del Norte S.A. (c) (f) (h)	7.50%	(b)	606,150
1,000,000	Banco Mercantil del Norte S.A. (c) (f) (h)	7.63%	(b)	1,028,500
3,600,000	Banco Santander S.A. (c) (h)	7.50%	(b)	3,843,961
1,700,000	Bank of America Corp., Series JJ (c)	5.13%	(b)	1,721,335
330,000	Bank of America Corp., Series V, 3 Mo. LIBOR + 3.39% (a)	5.80%	(b)	331,082
250,000	Bank of America Corp., Series Z (c)	6.50%	(b)	278,366
350,000	Barclays PLC (c) (h)	7.75%	(b)	356,813
4,000,000	Barclays PLC (c) (h)	7.88%	(b)	4,170,960
3,200,000	Barclays PLC (c) (h)	8.00%	(b)	3,363,248
700,000	BNP Paribas S.A. (c) (f) (h)	6.63%	(b)	730,251
1,839,000	BNP Paribas S.A. (c) (f) (h)	6.75%	(b)	1,922,481
1,987,000	BNP Paribas S.A. (c) (f) (h)	7.63%	(b)	2,094,556
750,000	Citigroup, Inc. (c)	5.90%	(b)	785,089
1,850,000	Citigroup, Inc., Series O (c)	5.88%	(b)	1,876,076
680,000	Citigroup, Inc., Series P (c)	5.95%	(b)	725,631
550,000	Citigroup, Inc., Series R (c)	6.13%	(b)	567,958
262,000	Citigroup, Inc., Series T (c)	6.25%	(b)	292,682
500,000	Citizens Financial Group, Inc., Series A (c)	5.50%	(b)	503,853
2,500,000	CoBank ACB, Series I (c)	6.25%	(b)	2,700,000
400,000	Credit Agricole S.A. (c) (f) (h)	6.88%	(b)	422,786
4,600,000	Credit Agricole S.A. (c) (f) (h)	7.88%	(b)	5,089,785
3,485,000	Credit Agricole S.A. (c) (f) (h)	8.13%	(b)	4,046,956
2,350,000	Danske Bank A.S. (c) (h)	6.13%	(b)	2,331,047
600,000	Farm Credit Bank of Texas, Series 3 (c) (f)	6.20%	(b)	626,053
2,444,000	HSBC Holdings PLC (c) (h)	6.38%	(b)	2,575,279
1,400,000	ING Groep N.V. (c) (h)	6.50%	(b)	1,465,800
4,400,000	ING Groep N.V. (c) (h)	6.88%	(b)	4,631,044
2,954,000	Intesa Sanpaolo S.p.A. (c) (f) (h)	7.70%	(b)	2,945,448
1,400,000	JPMorgan Chase & Co., Series FF (c)	5.00%	(b)	1,415,750
1,434,000	JPMorgan Chase & Co., Series I, 3 Mo. LIBOR + 3.47% (a)	5.74%	(b)	1,443,350
3,936,000	JPMorgan Chase & Co., Series V, 3 Mo. LIBOR + 3.32% (a)	5.64%	(b)	3,944,856
2,000,000	Lloyds Bank PLC (c) (f)	12.00%	(b)	2,444,972
400,000	Lloyds Banking Group PLC (c) (h)	6.75%	(b)	412,000
2,700,000	Lloyds Banking Group PLC (c) (h)	7.50%	(b)	2,836,755
1,500,000	Lloyds Banking Group PLC (c) (h)	7.50%	(b)	1,571,783
800,000	M&T Bank Corp., Series G (c)	5.00%	(b)	814,000
2,800,000	Nordea Bank Abp (c) (f) (h)	6.63%	(b)	2,988,594
2,700,000	Royal Bank of Scotland Group PLC (c) (h)	8.00%	(b)	2,899,125
4,450,000	Royal Bank of Scotland Group PLC (c) (h)	8.63%	(b)	4,744,813
200,000	Skandinaviska Enskilda Banken AB (c) (h)	5.63%	(b)	202,937
3,000,000	Societe Generale S.A. (c) (f) (h)	7.38%	(b)	3,131,250
2,250,000	Societe Generale S.A. (c) (f) (h)	7.88%	(b)	2,409,109
1,500,000	Standard Chartered PLC (c) (f) (h)	7.50%	(b)	1,593,000
2,250,000	Standard Chartered PLC (c) (f) (h)	7.75%	(b)	2,420,359
1,400,000	Swedbank AB (c) (h)	6.00%	(b)	1,418,316

First Trust Preferred Securities and Income Fund
Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Banks (Continued)
$3,100,000	UniCredit S.p.A. (c) (h)	8.00%	(b)	$3,124,800
1,000,000	UniCredit S.p.A. (c) (f)	5.86%	06/19/32	1,011,568
400,000	UniCredit S.p.A. (c) (f)	7.30%	04/02/34	445,767
4,000,000	Wells Fargo & Co., Series K, 3 Mo. LIBOR + 3.77% (a)	6.18%	(b)	4,030,000
2,000,000	Zions Bancorp NA, Series J (c)	7.20%	(b)	2,156,430
				102,258,092
	Capital Markets – 5.2%
650,000	Credit Suisse Group AG (c) (f) (h)	7.25%	(b)	696,056
2,750,000	Credit Suisse Group AG (c) (f) (h)	7.50%	(b)	3,040,799
2,300,000	Credit Suisse Group AG (c) (f) (h)	7.50%	(b)	2,445,394
1,700,000	E*TRADE Financial Corp., Series A (c)	5.88%	(b)	1,823,250
1,200,000	Goldman Sachs Group (The), Inc., Series M (c)	5.38%	(b)	1,210,818
1,100,000	Goldman Sachs Group (The), Inc., Series Q (c)	5.50%	(b)	1,137,125
1,600,000	UBS Group Funding Switzerland AG (c) (h)	6.88%	(b)	1,707,224
400,000	UBS Group Funding Switzerland AG (c) (h)	7.00%	(b)	440,517
1,000,000	UBS Group Funding Switzerland AG (c) (h)	7.13%	(b)	1,014,949
300,000	UBS Group Funding Switzerland AG (c) (h)	7.13%	(b)	313,745
				13,829,877
	Consumer Finance – 0.2%
462,000	American Express Co., Series C (c)	4.90%	(b)	465,340
	Diversified Financial Services – 0.8%
2,000,000	Voya Financial, Inc. (c)	5.65%	05/15/53	2,112,760
	Diversified Telecommunication Services – 1.2%
750,000	Koninklijke KPN N.V. (c) (f)	7.00%	03/28/73	801,360
2,350,000	Koninklijke KPN N.V. (c)	7.00%	03/28/73	2,510,928
				3,312,288
	Electric Utilities – 5.8%
7,060,000	Emera, Inc., Series 16-A (c)	6.75%	06/15/76	7,688,481
5,261,000	Enel S.p.A. (c) (f)	8.75%	09/24/73	6,155,370
500,000	PPL Capital Funding, Inc., Series A, 3 Mo. LIBOR + 2.67% (a)	4.99%	03/30/67	454,010
1,000,000	Southern (The) Co., Series B (c)	5.50%	03/15/57	1,036,386
				15,334,247
	Energy Equipment & Services – 1.4%
3,500,000	Transcanada Trust, Series 16-A (c)	5.88%	08/15/76	3,676,050
	Food Products – 3.3%
1,300,000	Dairy Farmers of America, Inc. (g)	7.13%	(b)	1,223,170
3,000,000	Land O’Lakes Capital Trust I (g)	7.45%	03/15/28	3,337,500
1,200,000	Land O’Lakes, Inc. (f)	7.25%	(b)	1,158,000
3,000,000	Land O’Lakes, Inc. (f)	8.00%	(b)	3,097,500
				8,816,170
	Insurance – 11.4%
1,900,000	Asahi Mutual Life Insurance Co. (c)	6.50%	(b)	1,987,626
1,500,000	Asahi Mutual Life Insurance Co. (c)	7.25%	(b)	1,593,660
2,522,000	Assurant, Inc. (c)	7.00%	03/27/48	2,708,679
4,100,000	Catlin Insurance Co., Ltd., 3 Mo. LIBOR + 2.98% (a) (f)	5.28%	(b)	4,106,232
1,063,000	Everest Reinsurance Holdings, Inc., 3 Mo. LIBOR + 2.39% (a)	4.90%	05/15/37	978,327
1,000,000	Fortegra Financial Corp. (c) (g)	8.50%	10/15/57	1,061,520
1,000,000	Fukoku Mutual Life Insurance Co. (c)	6.50%	(b)	1,110,437

First Trust Preferred Securities and Income Fund
Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Insurance (Continued)
$3,420,000	Hartford Financial Services Group (The), Inc., 3 Mo. LIBOR + 2.13% (a) (f)	4.64%	02/12/47	$2,963,498
3,285,000	Liberty Mutual Group, Inc. (c)	10.75%	06/15/58	5,063,893
1,826,000	Mitsui Sumitomo Insurance Co., Ltd. (c) (f)	7.00%	03/15/72	1,993,116
1,000,000	Prudential Financial, Inc. (c)	5.63%	06/15/43	1,071,775
2,400,000	QBE Insurance Group Ltd. (c) (f)	7.50%	11/24/43	2,667,648
2,500,000	QBE Insurance Group Ltd. (c)	6.75%	12/02/44	2,741,300
400,000	VIVAT N.V. (c)	6.25%	(b)	402,000
				30,449,711
	Metals & Mining – 1.0%
2,300,000	BHP Billiton Finance USA Ltd. (c) (f)	6.75%	10/19/75	2,677,246
	Multi-Utilities – 1.4%
2,275,000	CenterPoint Energy, Inc., Series A (c)	6.13%	(b)	2,373,769
1,485,000	NiSource, Inc. (c)	5.65%	(b)	1,478,370
				3,852,139
	Oil, Gas & Consumable Fuels – 3.6%
2,100,000	DCP Midstream Operating L.P. (c) (f)	5.85%	05/21/43	1,984,500
1,200,000	Enbridge, Inc. (c)	5.50%	07/15/77	1,198,176
1,000,000	Enbridge, Inc. (c)	6.25%	03/01/78	1,042,230
3,158,000	Enbridge, Inc., Series 16-A (c)	6.00%	01/15/77	3,273,330
2,661,000	Energy Transfer Operating L.P., 3 Mo. LIBOR + 3.02% (a)	5.60%	11/01/66	2,035,665
				9,533,901
	Transportation Infrastructure – 1.0%
2,560,000	AerCap Global Aviation Trust (c) (f)	6.50%	06/15/45	2,726,400
	Total Capital Preferred Securities			199,044,221
	(Cost $196,287,367)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES – 0.4%
	Insurance – 0.4%
1,000,000	AmTrust Financial Services, Inc.	6.13%	08/15/23	991,047
	(Cost $996,480)

Total Investments – 97.7%	260,205,372
(Cost $256,176,522) (i)
Net Other Assets and Liabilities – 2.3%	6,000,104
Net Assets – 100.0%	$266,205,476

(a)	Floating or variable rate security.
(b)	Perpetual maturity.
(c)	Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at July 31, 2019. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.
(d)	Pursuant to procedures adopted by the First Trust Series Fund’s (the “Trust”) Board of Trustees, this security has been determined to be illiquid by Stonebridge Advisors LLC (“Stonebridge”), the Fund’s sub-advisor.
(e)	Step-up security. A security where the coupon increases or steps up at a predetermined date.

First Trust Preferred Securities and Income Fund
Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)
(f)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by Stonebridge. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At July 31, 2019, securities noted as such amounted to $76,887,447 or 28.9% of net assets.
(g)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. See Restricted Securities table.
(h)	This security is a contingent convertible capital security which may be subject to conversion into common stock of the issuer under certain circumstances. At July 31, 2019, securities noted as such amounted to $83,801,958 or 31.5% of net assets. Of these securities, 3.1% originated in emerging markets, and 96.9% originated in foreign markets.
(i)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of July 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $7,039,720 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $3,010,870. The net unrealized appreciation was $4,028,850.

LIBOR	London Interbank Offered Rate

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of July 31, 2019 is as follows:
	Total Value at 7/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
$25 Par Preferred Securities:
Banks	$ 11,706,436	$ 10,268,131	$ 1,438,305	$ —
Insurance	7,625,441	5,441,915	2,183,526	—
Multi-Utilities	6,017,388	4,481,630	1,535,758	—
Other industry categories*	20,168,517	20,168,517	—	—
$100 Par Preferred Securities:
Banks	8,373,750	—	8,373,750	—
Consumer Finance	112,792	112,792	—	—
$1,000 Par Preferred Securities*	6,165,780	—	6,165,780	—
Capital Preferred Securities*	199,044,221	—	199,044,221	—
Corporate Bonds and Notes*	991,047	—	991,047	—
Total Investments	$ 260,205,372	$ 40,472,985	$ 219,732,387	$—

*	See Portfolio of Investments for industry breakout.

First Trust Preferred Securities and Income Fund
Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)

Restricted Securities
As of July 31, 2019, the Fund held restricted securities as shown in the following table that the Sub-Advisor has deemed illiquid.
Security	Acquisition Date	Principal Value/Shares	Current Price	Carrying Cost	Value	% of Net Assets
CoBank ACB, 3.52%	3/29/18	443	$667.50	$300,133	$295,702	0.11%
Dairy Farmers of America, Inc., 7.13%	9/15/16-10/4/16	$1,300,000	94.09	1,316,875	1,223,170	0.46
Fortegra Financial Corp., 8.50%, 10/15/57	10/12/17	$1,000,000	106.15	1,000,000	1,061,520	0.40
Kinder Morgan GP, Inc., 6.42%, 08/18/57	6/20/17	500	878.91	457,500	439,453	0.17
Land O’Lakes Capital Trust I, 7.45%, 03/15/28	6/6/14-3/20/15	$3,000,000	111.25	3,068,967	3,337,500	1.25
				$6,143,475	$6,357,345	2.39%

First Trust/Confluence Small Cap Value Fund
Portfolio of Investments
July 31, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 89.4%
	Air Freight & Logistics – 2.6%
12,022	Forward Air Corp.	$757,386
	Banks – 5.3%
18,968	Bank of Marin Bancorp.	829,281
28,769	Veritex Holdings, Inc.	736,199
		1,565,480
	Capital Markets – 3.6%
6,842	Morningstar, Inc.	1,039,847
	Chemicals – 2.3%
24,240	Innophos Holdings, Inc.	658,601
	Diversified Consumer Services – 5.0%
32,150	frontdoor, Inc. (a)	1,467,326
	Diversified Financial Services – 4.4%
44,780	Cannae Holdings, Inc. (a)	1,296,381
	Electrical Equipment – 6.0%
24,055	Allied Motion Technologies, Inc.	953,540
32,338	Thermon Group Holdings, Inc. (a)	819,445
		1,772,985
	Electronic Equipment, Instruments & Components – 3.1%
15,754	MTS Systems Corp.	907,746
	Gas Utilities – 3.2%
13,280	Northwest Natural Holding Co.	948,458
	Health Care Equipment & Supplies – 7.7%
21,768	Avanos Medical, Inc. (a)	886,393
23,269	Natus Medical, Inc. (a)	722,968
20,741	Varex Imaging Corp. (a)	659,356
		2,268,717
	Health Care Providers & Services – 2.1%
30,555	Patterson Cos., Inc.	604,989
	Hotels, Restaurants & Leisure – 2.2%
4,659	Nathan’s Famous, Inc.	328,972
76,253	Potbelly Corp. (a)	317,212
		646,184
	Industrial Conglomerates – 2.6%
21,205	Raven Industries, Inc.	768,469
	Insurance – 3.0%
24,590	Brown & Brown, Inc.	883,519
Shares	Description	Value

	IT Services – 3.5%
36,280	I3 Verticals, Inc., Class A (a)	$1,036,520
	Life Sciences Tools & Services – 2.8%
18,519	Cambrex Corp. (a)	811,132
	Machinery – 10.0%
8,841	John Bean Technologies Corp.	1,049,073
10,134	Kadant, Inc.	947,124
5,821	RBC Bearings, Inc. (a)	947,018
		2,943,215
	Paper & Forest Products – 3.0%
13,410	Neenah, Inc.	881,171
	Pharmaceuticals – 3.0%
28,445	Phibro Animal Health Corp., Class A	885,493
	Professional Services – 3.0%
49,804	Resources Connection, Inc.	876,550
	Real Estate Management & Development – 2.5%
25,455	RE/MAX Holdings, Inc., Class A	740,231
	Software – 2.6%
38,783	Monotype Imaging Holdings, Inc.	774,497
	Textiles, Apparel & Luxury Goods – 2.5%
27,474	Movado Group, Inc.	723,390
	Water Utilities – 3.4%
15,133	SJW Group	981,980
	Total Common Stocks	26,240,267
	(Cost $24,227,221)
REAL ESTATE INVESTMENT TRUSTS – 5.6%
	Equity Real Estate Investment Trusts – 5.6%
39,908	Gladstone Commercial Corp.	848,444
27,588	Rayonier, Inc.	801,156
	Total Real Estate Investment Trusts	1,649,600
	(Cost $1,491,080)
	Total Investments – 95.0%	27,889,867
	(Cost $25,718,301) (b)
	Net Other Assets and Liabilities – 5.0%	1,479,822
	Net Assets – 100.0%	$29,369,689

(a)	Non-income producing security.

First Trust/Confluence Small Cap Value Fund
Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of July 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $4,492,054 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $2,320,488. The net unrealized appreciation was $2,171,566.

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of July 31, 2019 is as follows:
	Total Value at 7/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 26,240,267	$ 26,240,267	$ —	$ —
Real Estate Investment Trusts*	1,649,600	1,649,600	—	—
Total Investments	$ 27,889,867	$ 27,889,867	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Short Duration High Income Fund
Portfolio of Investments
July 31, 2019 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS – 81.3%
	Aerospace & Defense – 0.4%
$330,018	Transdigm, Inc., Term Loan F, 3 Mo. LIBOR + 2.50%, 0.00% Floor	4.83%	06/09/23	$328,110
346,510	Transdigm, Inc., Tranche E Term Loan, 3 Mo. LIBOR + 2.50%, 0.00% Floor	4.83%	05/30/25	343,502
				671,612
	Alternative Carriers – 0.5%
1,000,000	Level 3 Financing, Inc., Tranche B 2024 Term Loan, 1 Mo. LIBOR + 2.25%, 0.00% Floor	4.48%	02/22/24	1,000,420
	Application Software – 5.7%
459,441	CCC Information Services, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 1.00% Floor	4.99%	04/26/24	454,369
977,779	Hyland Software, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 0.75% Floor	5.48%	07/01/24	978,189
1,256,696	Informatica Corporation, Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00% Floor	5.48%	08/06/22	1,261,723
323,764	Micro Focus International (MA Financeco, LLC), Miami Escrow TL B3, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.73%	06/21/24	321,067
2,186,456	Micro Focus International (MA Financeco, LLC), Seattle Spinco TLB, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.73%	06/21/24	2,168,243
489,396	Micro Focus International (MA Financeco, LLC), Term Loan B2, 1 Mo. LIBOR + 2.25%, 0.00% Floor	4.48%	11/30/21	488,173
1,095,424	Mitchell International, Inc., 1st Lien Term Loan, 1 Mo. LIBOR + 3.25%, 0.00% Floor	5.48%	11/30/24	1,037,915
271,880	Qlik Technologies (Project Alpha Intermediate Holding, Inc.), 2019 Incremental Term Loan B, 3 Mo. LIBOR + 4.25%, 0.00% Floor	6.56%	04/26/24	270,974
1,541,926	Qlik Technologies (Project Alpha Intermediate Holding, Inc.), Term Loan B, 3 Mo. LIBOR + 3.50%, 1.00% Floor	5.81%	04/26/24	1,520,724
2,025,307	RP Crown Parent (JDA Software Group), Term Loan B, 1 Mo. LIBOR + 2.75%, 1.00% Floor	4.98%	10/12/23	2,019,231
				10,520,608
	Asset Management & Custody Banks – 0.3%
360,649	Harbourvest Partners L.P., Term Loan B, 1 Mo. LIBOR + 2.25%, 0.00% Floor	4.58%	03/01/25	359,974
153,591	Victory Capital Holdings, Inc., Term Loan B, 3 Mo. LIBOR + 3.25%, 0.00% Floor	5.57%	06/10/26	154,407
				514,381
	Auto Parts & Equipment – 2.3%
2,745,351	Gates Global LLC, Initial B-2 Dollar Term Loans, 1 Mo. LIBOR + 2.75%, 1.00% Floor	4.98%	03/31/24	2,732,118
369,256	Lumileds (Bright Bidco B.V.), Term Loan B, 1 Mo. LIBOR + 3.50%, 1.00% Floor	5.73%	06/30/24	246,132
764,805	Lumileds (Bright Bidco B.V.), Term Loan B, 3 Mo. LIBOR + 3.50%, 1.00% Floor	5.83%	06/30/24	509,788
466,800	Power Solutions (Panther BF Aggregator 2 L.P.), Term Loan B, 1 Mo. LIBOR + 3.50%, 0.00% Floor	5.73%	04/30/26	466,511
274,925	Tower Automotive Holdings USA, LLC, Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	5.13%	03/07/24	275,268
				4,229,817
	Broadcasting – 6.0%
626,225	Cumulus Media Holdings, Inc., Exit Term Loan, 1 Mo. LIBOR + 4.50%, 1.00% Floor	6.74%	05/15/22	630,139

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Broadcasting (Continued)
$439,400	Diamond Sports Group, LLC, Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00% Floor	5.47%	08/30/26	$440,125
935,389	E.W. Scripps Company, Incremental Term Loan B-1, 1 Mo. LIBOR + 2.75%, 0.00% Floor	5.15%	05/01/26	936,558
1,114,730	Gray Television, Inc., Term C Loan, 3 Mo. LIBOR + 2.50%, 0.00% Floor	4.83%	01/02/26	1,116,915
1,650,134	iHeartCommunications, Inc., Exit Term Loan, 3 Mo. LIBOR + 4.00%, 0.00% Floor	6.58%	05/01/26	1,661,223
3,478,261	Nexstar Broadcasting, Inc., Incremental Term Loan B-4, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.97%	07/15/26	3,477,531
2,764,367	Tribune Media Company (fka Tribune Company), Extended Term Loan C, 1 Mo. LIBOR + 3.00%, 0.75% Floor	5.23%	01/27/24	2,759,197
				11,021,688
	Building Products – 2.3%
85,827	Beacon Roofing Supply, Inc., Term Loan B, 1 Mo. LIBOR + 2.25%, 0.00% Floor	4.62%	01/02/25	85,374
4,207,917	Quikrete Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.98%	11/15/23	4,169,920
				4,255,294
	Cable & Satellite – 1.7%
375,603	Cablevision (aka CSC Holdings, Inc.), January 2018 Term Loans B-2, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.83%	01/25/26	375,133
565,757	Cablevision (aka CSC Holdings, Inc.), March 2017 Term Loan B-1, 1 Mo. LIBOR + 2.25%, 0.00% Floor	4.58%	07/17/25	563,635
1,553,195	Cablevision (aka CSC Holdings, Inc.), October 2018 Incremental Term Loan B-3, 1 Mo. LIBOR + 2.25%, 0.00% Floor	4.58%	01/15/26	1,547,371
579,000	Virgin Media Investment Holdings Limited, Term Loan K, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.83%	01/15/26	580,089
				3,066,228
	Casinos & Gaming – 7.3%
118,551	Aristocrat Technologies, Inc., Term B-3 Loan, 3 Mo. LIBOR + 1.75%, 0.00% Floor	4.03%	10/19/24	118,485
2,928,726	Caesars Resort Collection, LLC, Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.98%	12/22/24	2,903,568
1,331,009	CityCenter Holdings, LLC, Term Loan B, 1 Mo. LIBOR + 2.25%, 0.75% Floor	4.48%	04/18/24	1,332,673
1,062,364	Golden Nugget, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 0.75% Floor	4.98%-5.06%	10/04/23	1,063,500
508,146	MGM Growth Properties Operating Partnership L.P., Term Loan B, 1 Mo. LIBOR + 2.00%, 0.00% Floor	4.23%	03/23/25	508,039
249,664	Penn National Gaming, Inc., Term Loan B, 1 Mo. LIBOR + 2.25%, 0.00% Floor	4.48%	10/15/25	249,947
777,555	Scientific Games International, Inc., Term Loan B5, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.98%	08/14/24	772,820
4,469,543	Stars Group Holdings B.V. (Amaya), Term Loan B, 3 Mo. LIBOR + 3.50%, 0.00% Floor	5.83%	07/10/25	4,482,952
754,404	Station Casinos, Inc. (Red Rocks), Term Loan B, 1 Mo. LIBOR + 2.50%, 0.75% Floor	4.74%	06/08/23	755,392
267,800	Twin River Worldwide Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.97%	05/10/26	267,331

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Casinos & Gaming (Continued)
$1,000,000	VICI Properties 1 LLC (Caesars), Term Loan B, 1 Mo. LIBOR + 2.00%, 0.00% Floor	4.27%	12/20/24	$997,340
				13,452,047
	Coal & Consumable Fuels – 0.1%
249,369	Peabody Energy Corp., Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.98%	03/31/25	248,434
	Communications Equipment – 0.3%
482,049	Commscope, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00% Floor	5.48%	04/06/26	482,170
	Construction & Engineering – 0.0%
64,328	Pike Corp., 2019 New Term Loans, 1 Mo. LIBOR + 3.25%, 1.00% Floor	5.52%	07/31/26	64,569
	Environmental & Facilities Services – 1.1%
992,410	GFL Environment, Inc., 2018 Incremental Term Loan B, 1 Mo. LIBOR + 3.00%, 1.00% Floor	5.23%	05/31/25	983,905
1,060,584	Packers Holdings, LLC, Term Loan B, 6 Mo. LIBOR + 3.00%, 1.00% Floor	5.32%	12/04/24	1,046,001
				2,029,906
	Food Retail – 1.4%
1,512,553	Albertson’s LLC, Term Loan B5, 3 Mo. LIBOR + 3.00%, 0.75% Floor	5.31%	12/21/22	1,515,124
1,008,866	Albertson’s LLC, Term Loan B6, 1 Mo. LIBOR + 3.00%, 0.75% Floor	5.23%	06/22/23	1,010,228
				2,525,352
	Health Care Equipment – 0.4%
725,502	Acelity L.P., Inc. (Kinetic Concepts), Term Loan B, 3 Mo. LIBOR + 3.25%, 1.00% Floor	5.58%	01/31/24	727,541
	Health Care Facilities – 0.7%
192,924	Acadia Healthcare Company, Inc., Term Loan B3, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.73%	02/11/22	192,890
117,760	Acadia Healthcare Company, Inc., Term Loan B4, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.73%	02/16/23	117,739
493,915	Concentra, Inc., Term Loan B, 3 Mo. LIBOR + 2.75%, 0.00% Floor	5.21%	06/01/22	493,762
566,707	Gentiva Health Services, Inc. (Kindred at Home), Term Loan B, 1 Mo. LIBOR + 3.75%, 0.00% Floor	6.00%	06/30/25	569,540
				1,373,931
	Health Care Services – 8.0%
929,910	21st Century Oncology Holdings, Inc., Tranche B Term Loan, 3 Mo. LIBOR + 6.13%, 1.00% Floor	8.46%	01/16/23	808,250
382,143	Air Medical Group Holdings, Inc. (Global Medical Response), 2018 New Term Loan, 1 Mo. LIBOR + 4.25%, 1.00% Floor	6.48%	03/14/25	367,335
509,263	Air Medical Group Holdings, Inc. (Global Medical Response), Term Loan B, 1 Mo. LIBOR + 3.25%, 1.00% Floor	5.56%	04/28/22	492,712
1,208,377	Air Methods Corp. (a/k/a ASP AMC Intermediate Holdings, Inc.), Term Loan B, 3 Mo. LIBOR + 3.50%, 1.00% Floor	5.83%	04/21/24	1,015,037
91,973	athenahealth, Inc. (VVC Holding Corp.), Term Loan B, 3 Mo. LIBOR + 4.50%, 0.00% Floor	7.05%	02/15/26	92,174

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Health Care Services (Continued)
$1,270,597	CDRH Parent, Inc. (Healogics, Inc.), Initial Term Loan (First Lien), 3 Mo. LIBOR + 4.25%, 1.00% Floor	6.73%	07/01/21	$988,944
3,912,601	CHG Healthcare Services, Inc., Term Loan, 1 Mo. LIBOR + 3.00%, 1.00% Floor	5.23%	06/07/23	3,901,411
1,618,133	DuPage Medical Group (Midwest Physician Admin. Services, LLC), Term Loan B, 1 Mo. LIBOR + 2.75%, 0.75% Floor	4.98%	08/15/24	1,575,658
2,472,545	Envision Healthcare Corporation, Term Loan B, 1 Mo. LIBOR + 3.75%, 0.00% Floor	5.98%	10/10/25	2,119,688
241,360	Exam Works (Gold Merger Co, Inc.), Term Loan B, 1 Mo. LIBOR + 3.25%, 1.00% Floor	5.48%	07/27/23	241,541
1,171,653	Surgery Centers Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 1.00% Floor	5.49%	08/31/24	1,130,645
1,162,943	Team Health, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 1.00% Floor	4.98%	02/06/24	1,015,633
641,810	U.S. Renal Care, Inc., Term Loan B, 1 Mo. LIBOR + 5.00%, 0.00% Floor	7.25%	06/30/26	627,639
366,003	Verscend Technologies, Inc., Term Loan B, 1 Mo. LIBOR + 4.50%, 0.00% Floor	6.73%	08/27/25	367,489
66,643	Vizient, Inc., Term Loan B-5, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.98%	04/30/26	66,781
				14,810,937
	Health Care Technology – 0.8%
1,205,990	Change Healthcare Holdings, Term Loan B, 1 Mo. LIBOR + 2.50%, 1.00% Floor	4.73%	03/01/24	1,202,782
64,424	Ensemble RCM, LLC (Ensemble Health), Term Loan B, 1 Mo. LIBOR + 3.75%, 0.00% Floor	5.97%	07/31/26	64,465
257,301	Press Ganey (Azalea TopCo, Inc.), Term Loan B, PRIME Rate + 2.50%, 0.00% Floor	8.00%	07/31/26	256,593
				1,523,840
	Hotels, Resorts & Cruise Lines – 0.0%
80,126	Wyndham Hotels & Resorts, Inc., Term Loan B, 1 Mo. LIBOR + 1.75%, 0.00% Floor	3.98%	05/30/25	80,277
	Household Appliances – 0.5%
1,021,942	Traeger Grills (TGP Holdings III LLC), Term Loan B, 3 Mo. LIBOR + 4.25%, 1.00% Floor	6.58%	09/25/24	946,144
	Human Resource & Employment Services – 0.5%
905,530	Alight, Inc. (fka Tempo Acq.), Term Loan B, 1 Mo. LIBOR + 3.00%, 0.00% Floor	5.23%	05/01/24	906,662
	Hypermarkets & Super Centers – 1.7%
3,054,709	BJ’s Wholesale Club, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	5.08%	02/03/24	3,058,833
	Industrial Gases – 0.2%
366,806	Messer Industries USA, Inc., Initial Term B-1, 3 Mo. LIBOR + 2.50%, 0.00% Floor	4.83%	09/30/25	364,971
	Insurance Brokers – 7.2%
3,316,972	Alliant Holdings I, LLC, Initial Term Loan, 1 Mo. LIBOR + 3.00%, 0.00% Floor	5.27%	05/09/25	3,268,677
3,611,530	Amwins Group, Inc., Term Loan B (First Lien), 1 Mo. LIBOR + 2.75%, 1.00% Floor	4.98%-5.11%	01/25/24	3,611,530
10,359	HUB International Limited, Term Loan B, 2 Mo. LIBOR + 3.00%, 0.00% Floor	5.28%	04/25/25	10,245

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Insurance Brokers (Continued)
$4,091,983	HUB International Limited, Term Loan B, 3 Mo. LIBOR + 3.00%, 0.00% Floor	5.27%	04/25/25	$4,046,766
752,516	National Financial Partners Corp. (NFP), Term Loan B, 1 Mo. LIBOR + 3.00%, 0.00% Floor	5.23%	01/06/24	741,228
1,598,651	USI, Inc. (fka Compass Investors, Inc.), Term Loan B, 3 Mo. LIBOR + 3.00%, 0.00% Floor	5.33%	05/15/24	1,575,007
				13,253,453
	Integrated Telecommunication Services – 1.3%
2,437,212	CenturyLink, Inc. (Qwest), Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.98%	01/31/25	2,420,614
	Investment Banking & Brokerage – 0.5%
990,218	Citadel Securities L.P., Term Loan B, 1 Mo. LIBOR + 3.50%, 0.00% Floor	5.73%	02/28/26	992,694
	Leisure Facilities – 1.3%
2,532,927	ClubCorp Holdings, Inc., Term Loan B, 3 Mo. LIBOR + 2.75%, 0.00% Floor	5.08%	09/18/24	2,330,293
	Life Sciences Tools & Services – 2.4%
906,401	Ortho-Clinical Diagnostics Holdings Luxembourg, Term Loan B, 3 Mo. LIBOR + 3.25%, 0.00% Floor	5.56%	05/31/25	879,780
1,345,439	Parexel International Corp., Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.98%	09/27/24	1,297,515
735,196	Pharmaceutical Product Development, Inc. (PPDI), Term Loan B, 1 Mo. LIBOR + 2.50%, 1.00% Floor	4.73%	08/18/22	733,623
1,557,556	Sotera Health Holdings, LLC (Sterigenics), Term Loan B, 1 Mo. LIBOR + 3.00%, 1.00% Floor	5.23%	05/15/22	1,540,033
				4,450,951
	Managed Health Care – 2.3%
3,257,760	Multiplan, Inc. (MPH), Term Loan B, 3 Mo. LIBOR + 2.75%, 1.00% Floor	5.08%	06/07/23	3,160,027
1,171,884	Versant Health (Wink Holdco, Inc.), Initial Term Loan, 1 Mo. LIBOR + 3.00%, 1.00% Floor	5.23%	12/02/24	1,154,306
				4,314,333
	Metal & Glass Containers – 1.1%
1,996,667	Berry Global, Inc., Term Loan U, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.90%	06/30/26	1,993,971
	Movies & Entertainment – 1.1%
973,061	AMC Entertainment, Inc., Term Loan B, 6 Mo. LIBOR + 3.00%, 0.00% Floor	5.23%	04/22/26	973,752
720,243	Cineworld Group PLC (Crown), Term Loan B, 1 Mo. LIBOR + 2.25%, 0.00% Floor	4.48%	02/05/25	717,218
438,818	Creative Artists Agency, LLC, Term Loan B, 1 Mo. LIBOR + 3.00%, 0.00% Floor	5.23%	02/15/24	439,476
				2,130,446
	Other Diversified Financial Services – 5.1%
3,245,088	AlixPartners, LLP, Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.98%	04/04/24	3,247,976
3,518,021	Duff & Phelps Corporation (Deerfield Dakota), Initial Term Loan, 1 Mo. LIBOR + 3.25%, 1.00% Floor	5.48%	02/13/25	3,417,441

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Other Diversified Financial Services (Continued)
$1,966,388	Refinitiv US Holdings, Inc., Initial Dollar Term Loan, 1 Mo. LIBOR + 3.75%, 0.00% Floor	5.98%	10/01/25	$1,964,284
776,055	Wex, Inc., Term Loan B, 1 Mo. LIBOR + 2.25%, 0.00% Floor	4.48%	05/17/26	776,474
				9,406,175
	Paper Packaging – 1.8%
3,408,871	Reynolds Group Holdings, Inc., U.S. Term Loan, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.98%	02/05/23	3,406,553
	Pharmaceuticals – 4.7%
330,791	Akorn, Inc., Loan, 1 Mo. LIBOR + 7.00%, 1.00% Floor	9.25%	04/16/21	303,500
4,000,000	Bausch Health Companies, Inc. (Valeant), Term Loan B, 1 Mo. LIBOR + 3.00%, 0.00% Floor	5.38%	06/01/25	4,013,000
2,955,976	Endo LLC, Term Loan B, 1 Mo. LIBOR + 4.25%, 0.75% Floor	6.50%	04/29/24	2,691,801
968,032	GoodRX, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	5.06%	10/15/25	964,644
492,443	Grifols Worldwide Operations Limited, Tranche B Term Loan, 1 Mo. LIBOR + 2.25%, 0.00% Floor	4.60%	01/31/25	493,492
228,166	Mallinckrodt International Finance S.A., 2017 Term Loan B, 3 Mo. LIBOR + 2.75%, 0.75% Floor	5.08%	09/24/24	193,688
163,678	Mallinckrodt International Finance S.A., 2018 Incremental Term Loan, 3 Mo. LIBOR + 3.00%, 0.75% Floor	5.53%	02/24/25	138,921
				8,799,046
	Real Estate Services – 0.6%
196,056	Cushman & Wakefield (DTZ U.S. Borrower, LLC), Term Loan, 1 Mo. LIBOR + 3.25%, 0.00% Floor	5.48%	08/21/25	196,671
989,950	Realogy Corporation, Term Loan B, 1 Mo. LIBOR + 2.25%, 0.75% Floor	4.52%	02/08/25	940,947
				1,137,618
	Restaurants – 0.9%
1,242,575	1011778 B.C. Unlimited Liability Company (Restaurant Brands) (aka Burger King/Tim Horton’s), Term Loan B-3, 1 Mo. LIBOR + 2.25%, 1.00% Floor	4.48%	02/15/24	1,242,265
260,052	IRB Holding Corp. (Arby’s/Inspire Brands), Term Loan B, 3 Mo. LIBOR + 3.25%, 1.00% Floor	5.55%-5.56%	01/18/25	258,845
195,447	Portillo’s Holdings, LLC, Second Lien Term Loan, 3 Mo. LIBOR + 8.00%, 1.00% Floor	10.33%	08/15/22	193,737
				1,694,847
	Retail REITs – 0.6%
1,078,056	Capital Automotive L.P., 2nd Lien Term Loan, 1 Mo. LIBOR + 6.00%, 1.00% Floor	8.23%	03/15/25	1,080,083
	Security & Alarm Services – 0.3%
529,195	Garda World Security Corporation, Term Loan B, 2 Mo. LIBOR + 3.50%, 1.00% Floor	6.02%	05/26/24	529,619
	Specialized Consumer Services – 1.8%
1,114,000	Asurion, LLC (fka Asurion Corporation), Second Lien Replacement B-2 Term Loan, 1 Mo. LIBOR + 6.50%, 0.00% Floor	8.73%	07/31/25	1,133,027
990,000	Asurion, LLC (fka Asurion Corporation), Term Loan B7, 1 Mo. LIBOR + 3.00%, 0.00% Floor	5.23%	11/03/24	991,772
239,256	Asurion, LLC (fka Asurion Corporation), Term Loan B4, 1 Mo. LIBOR + 3.00%, 0.00% Floor	5.23%	08/04/22	239,641

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Specialized Consumer Services (Continued)
$1,029,255	Asurion, LLC (fka Asurion Corporation), Term Loan B6, 1 Mo. LIBOR + 3.00%, 0.00% Floor	5.23%	11/03/23	$1,031,190
				3,395,630
	Specialty Chemicals – 0.4%
766,828	H.B. Fuller Company, Term Loan B, 1 Mo. LIBOR + 2.00%, 0.00% Floor	4.27%	10/20/24	762,035
	Systems Software – 5.7%
2,364,076	Applied Systems, Inc., 1st Lien Term Loan, 3 Mo. LIBOR + 3.00%, 1.00% Floor	5.33%	09/13/24	2,355,376
234,945	Applied Systems, Inc., 2nd Lien Term Loan, 3 Mo. LIBOR + 7.00%, 1.00% Floor	9.33%	09/13/25	236,806
1,223,294	Dynatrace LLC, Term Loan B, 1 Mo. LIBOR + 3.00%, 0.00% Floor	5.23%	08/22/25	1,223,294
1,318,859	Misys Financial Software Ltd. (Almonde, Inc.) (Finastra), Term Loan B, 1 Mo. LIBOR + 3.50%, 1.00% Floor	5.73%	06/13/24	1,292,983
1,813,860	Riverbed Technology, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 1.00% Floor	5.49%	04/24/22	1,529,465
1,080,423	SS&C European Holdings, S.a.r.l, Term Loan B-3, 1 Mo. LIBOR + 2.25%, 0.00% Floor	4.48%	04/16/25	1,079,753
735,592	SS&C European Holdings, S.a.r.l, Term Loan B-4, 1 Mo. LIBOR + 2.25%, 0.00% Floor	4.48%	04/16/25	735,136
475,540	SS&C European Holdings, S.a.r.l, Term Loan B-5, 1 Mo. LIBOR + 2.25%, 0.00% Floor	4.48%	04/16/25	475,378
606,083	SUSE (Marcel Lux IV SARL), Facility B1 USD, 1 Mo. LIBOR + 3.25%, 0.00% Floor	5.48%	03/15/26	600,022
1,042,844	Vertafore, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00% Floor	5.48%	06/15/25	1,022,425
				10,550,638
	Total Senior Floating-Rate Loan Interests			150,524,661
	(Cost $153,361,277)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES – 13.3%
	Alternative Carriers – 0.0%
51,000	Level 3 Financing, Inc.	5.38%	08/15/22	51,383
	Automotive Retail – 0.2%
158,000	IAA, Inc. (c)	5.50%	06/15/27	165,604
155,000	KAR Auction Services, Inc. (c)	5.13%	06/01/25	160,425
				326,029
	Broadcasting – 3.6%
289,000	Diamond Sports Group LLC/Diamond Sports Finance Co. (c)	5.38%	08/15/26	294,419
121,000	Diamond Sports Group LLC/Diamond Sports Finance Co. (c)	6.63%	08/15/27	123,949
986,000	Gray Television, Inc. (c)	5.13%	10/15/24	1,014,348
2,538,000	Nexstar Broadcasting, Inc. (c)	5.63%	08/01/24	2,642,692
183,000	Nexstar Escrow, Inc. (c)	5.63%	07/15/27	190,549
2,165,000	Sinclair Television Group, Inc. (c)	5.63%	08/01/24	2,232,007
264,000	Sinclair Television Group, Inc. (c)	5.88%	03/15/26	275,299
				6,773,263
	Casinos & Gaming – 0.3%
54,000	Caesars Resort Collection LLC/CRC Finco, Inc. (c)	5.25%	10/15/25	54,016

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Casinos & Gaming (Continued)
$387,000	Eldorado Resorts, Inc.	6.00%	04/01/25	$409,737
190,000	Golden Nugget, Inc. (c)	6.75%	10/15/24	196,057
				659,810
	Coal & Consumable Fuels – 0.3%
500,000	Peabody Energy Corp. (c)	6.00%	03/31/22	511,875
	Diversified Real Estate Activities – 0.2%
355,000	TRI Pointe Group, Inc./TRI Pointe Homes, Inc.	5.88%	06/15/24	370,975
	Health Care Facilities – 2.2%
522,000	Acadia Healthcare Co., Inc.	5.63%	02/15/23	528,713
3,339,000	Tenet Healthcare Corp.	8.13%	04/01/22	3,581,077
				4,109,790
	Health Care Services – 0.7%
490,000	DaVita, Inc.	5.13%	07/15/24	490,745
487,000	DaVita, Inc.	5.00%	05/01/25	479,096
249,000	Vizient, Inc. (c)	6.25%	05/15/27	265,185
				1,235,026
	Health Care Technology – 0.7%
1,222,000	Change Healthcare Holdings LLC/Change Healthcare Finance, Inc. (c)	5.75%	03/01/25	1,229,271
	Independent Power Producers & Energy Traders – 0.2%
326,000	Calpine Corp	5.38%	01/15/23	325,788
	Insurance Brokers – 0.7%
727,000	AmWINS Group, Inc. (c)	7.75%	07/01/26	762,441
462,000	HUB International Ltd. (c)	7.00%	05/01/26	470,949
				1,233,390
	Investment Banking & Brokerage – 0.6%
1,050,000	LPL Holdings, Inc. (c)	5.75%	09/15/25	1,092,000
	Leisure Facilities – 1.1%
2,250,000	Constellation Merger Sub, Inc. (c)	8.50%	09/15/25	2,036,250
	Life Sciences Tools & Services – 0.5%
914,000	Jaguar Holding Co. II/Pharmaceutical Product Development LLC (c)	6.38%	08/01/23	949,417
	Managed Health Care – 0.9%
1,000,000	MPH Acquisition Holdings LLC (c)	7.13%	06/01/24	974,960
672,000	Polaris Intermediate Corp. (c) (d)	8.50%	12/01/22	624,960
				1,599,920
	Movies & Entertainment – 0.3%
599,000	AMC Entertainment Holdings, Inc.	5.75%	06/15/25	568,108
	Oil & Gas Exploration & Production – 0.0%
625,000	Sanchez Energy Corp.	6.13%	01/15/23	40,625
	Packaged Foods & Meats – 0.1%
214,000	B&G Foods, Inc.	5.25%	04/01/25	213,732
	Paper Packaging – 0.2%
399,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu. (c)	7.00%	07/15/24	413,713

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Pharmaceuticals – 0.1%
$152,000	Eagle Holdings Co. II LLC (c) (e)	7.63%	05/15/22	$153,520
	Real Estate Services – 0.3%
268,000	Realogy Group LLC/Realogy Co-Issuer Corp. (c)	5.25%	12/01/21	259,290
370,000	Realogy Group LLC/Realogy Co-Issuer Corp. (c)	4.88%	06/01/23	312,650
				571,940
	Trading Companies & Distributors – 0.1%
137,000	United Rentals North America, Inc.	6.50%	12/15/26	149,289
	Total Corporate Bonds and Notes			24,615,114
	(Cost $24,961,513)
FOREIGN CORPORATE BONDS AND NOTES – 2.1%
	Cable & Satellite – 0.1%
250,000	Virgin Media Finance PLC (c)	6.00%	10/15/24	260,625
	Casinos & Gaming – 0.2%
327,000	Melco Resorts Finance Ltd. (c)	4.88%	06/06/25	329,702
	Diversified Real Estate Activities – 0.1%
196,000	Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc. (c)	5.88%	04/15/23	206,780
	Pharmaceuticals – 1.0%
675,000	Bausch Health Cos., Inc. (c)	5.88%	05/15/23	682,391
1,000,000	Mallinckrodt International Finance S.A./Mallinckrodt CB LLC (c)	5.75%	08/01/22	757,200
250,000	Mallinckrodt International Finance S.A./Mallinckrodt CB LLC (c)	5.63%	10/15/23	159,300
250,000	Mallinckrodt International Finance S.A./Mallinckrodt CB LLC (c)	5.50%	04/15/25	145,625
				1,744,516
	Restaurants – 0.7%
1,303,000	1011778 BC ULC/New Red Finance, Inc. (c)	5.00%	10/15/25	1,332,317
	Total Foreign Corporate Bonds and Notes			3,873,940
	(Cost $4,250,335)

Shares	Description	Value
COMMON STOCKS – 0.2%
	Broadcasting – 0.0%
426	Cumulus Media Holdings (f)	6,437
	Electric Utilities – 0.1%
14,134	Vistra Energy Corp. (f)	303,315
	Oil & Gas Exploration & Production – 0.1%
47,894	Ascent Resources - Marcellus LLC Class A Common Shares (f) (g) (h)	122,130
	Total Common Stocks	431,882
	(Cost $377,488)
RIGHTS – 0.0%
	Electric Utilities – 0.0%
14,134	Vistra Energy Corp. (f)	11,307
	Life Sciences Tools & Services – 0.0%
1	New Millennium Holdco, Inc., Corporate Claim Trust (f) (h) (i) (j)	0

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)
Shares	Description	Value
RIGHTS (Continued)
	Life Sciences Tools & Services (Continued)
1	New Millennium Holdco, Inc., Lender Claim Trust (f) (h) (i) (j)	$0
		0
	Total Rights	11,307
	(Cost $23,156)
WARRANTS – 0.0%
	Oil & Gas Exploration & Production – 0.0%
12,400	Ascent Resources - Marcellus, LLC First Lien Warrants (f) (h) (j)	372
	(Cost $1,240)
MONEY MARKET FUNDS – 5.5%
10,169,813	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 2.15% (k)	10,169,813
	(Cost $10,169,813)
	Total Investments – 102.4%	189,627,089
	(Cost $193,144,822) (l)
	Net Other Assets and Liabilities – (2.4)%	(4,441,532)
	Net Assets – 100.0%	$185,185,557

(a)	Senior Floating-Rate Loan Interests (“Senior Loans”) in which the Fund invests pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the LIBOR, (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR floor that establishes a minimum LIBOR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical LIBOR period, spread and floor, but different LIBOR reset dates.
(b)	Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.
(c)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At July 31, 2019, securities noted as such amounted to $21,279,786 or 11.5% of net assets.
(d)	These notes are Senior Payment-in-kind (“PIK”) Toggle Notes whereby the issuer may, at its option, elect to pay interest on the notes (1) entirely in cash or (2) entirely in PIK interest. Interest paid in cash will accrue on the notes at a rate of 8.50% per annum (“Cash Interest Rate”) and PIK interest will accrue on the notes at a rate per annum equal to the Cash Interest Rate plus 75 basis points. For the fiscal year-to-date period (November 01, 2018 to July 31, 2019), this security paid all of its interest in cash.
(e)	These notes are Senior PIK Toggle Notes whereby the issuer may, at its option, elect to pay interest on the notes (1) entirely in cash or (2) entirely in PIK interest. Interest paid in cash will accrue on the notes at a rate of 7.63% per annum (“Cash Interest Rate”) and PIK interest will accrue on the notes at a rate per annum equal to the Cash Interest Rate plus 75 basis points. For the fiscal year-to-date period (November 01, 2018 to July 31, 2019), this security paid all of its interest in cash.
(f)	Non-income producing security.
(g)	Security received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for the security is determined based on security-specific factors and assumptions, which require subjective judgment. At July 31, 2019, securities noted as such amounted to $122,130 or 0.1% of net assets.
(h)	This security’s value was determined using significant unobservable inputs.
(i)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended. At July 31, 2019, securities noted as such are valued at $0 or 0.0% of net assets.
(j)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(k)	Rate shown reflects yield as of July 31, 2019.

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)
(l)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of July 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,032,624 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $4,550,357. The net unrealized depreciation was $3,517,733.

LIBOR	London Interbank Offered Rate

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of July 31, 2019 is as follows:
	Total Value at 7/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Senior Floating-Rate Loan Interests*	$ 150,524,661	$ —	$ 150,524,661	$ —
Corporate Bonds and Notes*	24,615,114	—	24,615,114	—
Foreign Corporate Bonds and Notes*	3,873,940	—	3,873,940	—
Common Stocks:
Oil & Gas Exploration & Production	122,130	—	—	122,130
Other industry categories*	309,752	309,752	—	—
Rights:
Electric Utilities	11,307	—	11,307	—
Life Sciences Tools & Services	—**	—	—	—**
Warrants*	372	—	—	372
Money Market Funds	10,169,813	10,169,813	—	—
Total Investments	$ 189,627,089	$ 10,479,565	$ 179,025,022	$ 122,502

*	See Portfolio of Investments for industry breakout.
**	Investment is valued at $0.
Level 3 Investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. These values are based on unobservable and non-quantitative inputs.